UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act File Number 811-21891

                               Cheswold Lane Funds
               (Exact name of registrant as specified in charter)

                                100 Front Street
                           West Conshohocken, PA 19428
               (Address of principal executive offices) (Zip code)


                              Colleen Quinn Scharpf
                       Cheswold Lane Asset Management, LLC
                                100 Front Street
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------
                    Date of reporting period: March 31, 2007
                                              --------------

Item 1.  Schedule of Investments.

                                  Cheswold Lane International High Dividend Fund
                                              Schedule of Investments
                                                  March 31, 2007
                                                    (Unaudited)


    Number
  of  Shares                                                                                              Value
------------                                                                                              -----

             COMMON STOCKS                                                96.2%

             CONSUMER DISCRETIONARY                                        9.1%
    10,200   Barratt Developments PLC                                                                   $ 221,796
     6,500   Compagnie Financiere Richemont SA                                                            363,474
    17,700   Honda Motor Co., Ltd.                                                                        617,337
    35,000   Nissan Motor Co., Ltd.                                                                       375,127
    20,500   Persimmon PLC                                                                                567,192
     7,800   Vivendi                                                                                      316,964
    30,000   The Yokohama Rubber Co., Ltd.                                                                184,318
                                                                                                   --------------
                                                                                                        2,646,208
                                                                                                   --------------
             CONSUMER STAPLES                                             12.1%
     6,500   Altadis SA                                                                                   417,391
    17,480   British American Tobacco PLC                                                                 546,583
    11,800   Heineken NV                                                                                  617,278
     7,550   Henkel KGaA                                                                                1,012,193
     4,500   Orkla ASA                                                                                    317,235
    20,700   Unilever NV                                                                                  602,814
                                                                                                   --------------
                                                                                                        3,513,494
                                                                                                   --------------
             ENERGY                                                       13.5%
   105,000   BP PLC                                                                                     1,140,564
    19,200   Neste Oil OYJ                                                                                661,724
    17,400   Norsk Hydro ASA                                                                              576,822
    29,500   Statoil ASA                                                                                  803,226
    10,800   Total SA                                                                                     756,703
                                                                                                   --------------
                                                                                                        3,939,039
                                                                                                   --------------
             FINANCIALS                                                   26.4%
    23,790   Aegon NV                                                                                     474,154
    40,000   Banco Bilbao Vizcaya Argentaria, S.A.                                                        982,113
    70,000   The Bank of Fukuoka, Ltd.                                                                    575,611
    50,000   The Bank of Kyoto, Ltd.                                                                      574,084
    31,750   Barclays PLC                                                                                 450,474
     4,700   BNP Paribas                                                                                  490,914
     4,000   Credit Suisse Group                                                                          287,043
     4,835   Deutsche Bank AG                                                                             651,306
    35,200   DnB NOR A.S.A.                                                                               496,876
    15,000   Mitsui Trust Holdings, Inc.                                                                  147,912
   145,830   Old Mutual PLC                                                                               470,919
     2,650   Societe Generale                                                                             457,968
     8,000   Takefuji Corp.                                                                               321,113
     6,300   UBS AG                                                                                       374,324
    32,000   UniCredito Italiano SpA                                                                      304,573
    29,000   Westpac Banking Corp.                                                                        618,274
                                                                                                   --------------
                                                                                                        7,677,658
                                                                                                   --------------

               See accompanying notes to schedule of investments.


    Number
  of  Shares                                                                                              Value
------------                                                                                              -----

             HEALTH CARE                                                    7.3%
     3,935   Altana AG                                                                                    255,573
     5,000   AstraZeneca PLC                                                                              269,004
     8,000   Eisai Co., Ltd.                                                                              383,571
    16,000   GlaxoSmithKline plc                                                                          439,854
     6,100   Takeda Pharmaceutical Co., Ltd.                                                              400,144
    28,000   Tanabe Seiyaku Co., Ltd.                                                                     380,889
                                                                                                   --------------
                                                                                                        2,129,035
                                                                                                   --------------
             INDUSTRIALS                                                   2.3%
    87,500   Cheung Kong Infrastructure Holdings. Ltd.                                                    304,601
    40,000   Kubota Corp.                                                                                 350,645
                                                                                                   --------------
                                                                                                          655,246
                                                                                                   --------------

             INFORMATION TECHNOLOGY                                        4.3%
     6,000   Konami Corp.                                                                                 160,387
    47,500   Nokia OYJ                                                                                  1,093,289
                                                                                                   --------------
                                                                                                        1,253,676
                                                                                                   --------------
             MATERIALS                                                     2.8%
    19,800   BHP Billition, Ltd.                                                                          478,843
    11,000   Johnson Matthey PLC                                                                          341,146
                                                                                                   --------------
                                                                                                          819,989
                                                                                                   --------------
             TELECOMMUNICATIONS                                            9.7%
    30,000   France Telecom SA                                                                            792,290
    85,000   Telecom Corporation of New Zealand, Ltd.                                                     287,205
   186,000   Telecom Italia S.p.A.                                                                        530,477
    17,500   Telenor ASA                                                                                  310,942
   338,000   Vodafone Group PLC                                                                           901,254
                                                                                                   --------------
                                                                                                        2,822,168
                                                                                                   --------------
             UTILITIES                                                     8.7%
    77,445   Centrica PLC                                                                                 589,025
     4,300   E.ON AG                                                                                      584,638
    76,000   HongKong Electric Holdings, Ltd.                                                             390,043
     9,250   RWE AG                                                                                       978,516
                                                                                                   --------------
                                                                                                        2,542,222
                                                                                                   --------------

             TOTAL COMMON STOCKS (Cost $24,992,015)                                                    27,998,735
                                                                                                   --------------

  Principal  SHORT-TERM INVESTMENTS                                         1.8%
   Amount
             VARIABLE RATE DEMAND DEPOSIT                                   1.8%
$  530,445   UMB Bank Money Market Fiduciary, 3.68%*                                                      530,445
                                                                                                   --------------

             TOTAL SHORT-TERM INVESTMENTS (Cost $530,445)                                                 530,445
                                                                                                   --------------
             TOTAL INVESTMENTS (Cost $25,522,460)                          98.0%                       28,529,180

             Other Assets Less Liabilities                                  2.0%                          591,695
                                                                                                   --------------
             NET ASSETS                                                   100.0%                      $29,120,875
                                                                                                   ==============

               See accompanying notes to schedule of investments.


* Indicates yield as of March 31, 2007

                 Cheswold Lane International High Dividend Fund
                             Investments by Country
                   (As a Percentage of Long-term Investments)
                                 March 31, 2007
                                   (Unaudited)



Australia                                                              3.9 %
Finland                                                                6.3
France                                                                10.1
Germany                                                               12.4
Hong Kong                                                              2.5
Italy                                                                  3.0
Japan                                                                 16.0
Netherlands                                                            6.0
New Zealand                                                            1.0
Norway                                                                 8.9
Spain                                                                  5.0
Switzerland                                                            3.7
United Kingdom                                                        21.2
                                                                  -------------
Total                                                                100.0 %
                                                                  =============

Cheswold Lane International High Dividend Fund (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2007




Note 1.  Federal Income Tax Information

     At March 31, 2007, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes, were as follows:




       Aggregate cost of investments                          $25,522,518
                                                          =================


       Gross unrealized appreciation                            3,398,283
       Gross unrealized depreciation                             (388,927)
                                                          -----------------


       Net unrealized appreciation on investments

          and foreign currency translations                    $3,009,356
                                                          =================

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

    New Accounting Pronouncements - In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is currently required to be implemented in the Fund by June 29, 2007, and is to be applied to all open tax years as of the effective date. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

   In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By:  /s/ Eric F. Scharpf
     -----------------------------------------
     Eric Scharpf, President and CEO
     (Principal Executive Officer)
     Date:  May 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Eric F. Scharpf
     -----------------------------------------
     Eric Scharpf, President and CEO
     (Principal Executive Officer)
     Date:  May 24, 2007



By:  /s/ Matthew Taylor
     -----------------------------------------
     Matthew Taylor, Executive Vice President, Treasurer,
     and Chief Financial Officer
     (Principal Financial Officer)
     Date:  May 24, 2007